MANAGEMENT OF FINANCIAL RISK - FOREIGN CURRENCY RISK (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Disclosure of risk management strategy related to hedge accounting [line items]
TOTAL DEBT WITH THIRD PARTIES	$ 743,369,000	$ 718,279,000
Euro - Colombian Pesos [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Trade receivable not yet due or due	745,000	185,000
TOTAL DEBT WITH THIRD PARTIES	0	0
Euro - Dirham Moroccan [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Trade receivable not yet due or due	647,000	1,489,000
TOTAL DEBT WITH THIRD PARTIES	0	0
Euro - Peruvian Nuevos Soles [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Trade receivable not yet due or due	498,000	825,000
TOTAL DEBT WITH THIRD PARTIES	0	0
Euro - USD [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Trade receivable not yet due or due	1,501,000	749,000
TOTAL DEBT WITH THIRD PARTIES	0	0
Chilean Pesos - USD [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Trade receivable not yet due or due	321,000	3,483,000
TOTAL DEBT WITH THIRD PARTIES	27,000	0
Mexican Pesos - USD [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Trade receivable not yet due or due	2,847,000	44,000
TOTAL DEBT WITH THIRD PARTIES	0	0
Brazilian Reais - USD [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Trade receivable not yet due or due	0	0
TOTAL DEBT WITH THIRD PARTIES	0	0
Guatemalan Quetzal - USD [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Trade receivable not yet due or due	300,000	88,000
TOTAL DEBT WITH THIRD PARTIES	0	0
Colombian Pesos - USD [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Trade receivable not yet due or due	18,000	209,000
TOTAL DEBT WITH THIRD PARTIES	2,203,000	2,385,000
Peruvian Nuevos Soles - USD [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Trade receivable not yet due or due	1,254,000	4,784,000
TOTAL DEBT WITH THIRD PARTIES	815,000	1,041,000
United States Dolar - Euro [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Trade receivable not yet due or due	1,000	0
TOTAL DEBT WITH THIRD PARTIES	0	0
United States Dolar - MXN [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Trade receivable not yet due or due	7,000	199,000
TOTAL DEBT WITH THIRD PARTIES	0	0
Chilean Pesos - Euro [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Trade receivable not yet due or due	5,000	7,000
TOTAL DEBT WITH THIRD PARTIES	0	0
USD - GBP
Disclosure of risk management strategy related to hedge accounting [line items]
Trade receivable not yet due or due	327,000	3,000
TOTAL DEBT WITH THIRD PARTIES	0	0
UYU - USD
Disclosure of risk management strategy related to hedge accounting [line items]
Trade receivable not yet due or due	1,000	815,000
TOTAL DEBT WITH THIRD PARTIES	$ 0	$ 0
Currency risk [member] | Euro - Colombian Pesos [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Appreciation rate of Asset (liability) currency to functional currency	10.00%	10.00%
Appreciation of Asset (liability) currency to functional currency	$ 4,617,500	$ 4,058,200
Currency risk [member] | Euro - Dirham Moroccan [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Appreciation rate of Asset (liability) currency to functional currency	10.00%	10.00%
Appreciation of Asset (liability) currency to functional currency	$ 10,400	$ 9,500
Currency risk [member] | Euro - Peruvian Nuevos Soles [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Appreciation rate of Asset (liability) currency to functional currency	10.00%	10.00%
Appreciation of Asset (liability) currency to functional currency	$ 3,700	$ 4,100
Currency risk [member] | Euro - USD [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Appreciation rate of Asset (liability) currency to functional currency	10.00%	10.00%
Appreciation of Asset (liability) currency to functional currency	$ 1,000.0	$ 1,000.0
Currency risk [member] | Chilean Pesos - USD [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Appreciation rate of Asset (liability) currency to functional currency	10.00%	10.00%
Appreciation of Asset (liability) currency to functional currency	$ 0	$ 0
Currency risk [member] | Mexican Pesos - USD [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Appreciation rate of Asset (liability) currency to functional currency	10.00%	10.00%
Appreciation of Asset (liability) currency to functional currency	$ 100	$ 0
Currency risk [member] | Brazilian Reais - USD [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Appreciation rate of Asset (liability) currency to functional currency	10.00%	10.00%
Appreciation of Asset (liability) currency to functional currency	$ 200	$ 200
Currency risk [member] | Guatemalan Quetzal - USD [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Appreciation rate of Asset (liability) currency to functional currency	10.00%	10.00%
Appreciation of Asset (liability) currency to functional currency	$ 100	$ 100
Currency risk [member] | Colombian Pesos - USD [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Appreciation rate of Asset (liability) currency to functional currency	10.00%	10.00%
Appreciation of Asset (liability) currency to functional currency	$ 0	$ 0
Currency risk [member] | Peruvian Nuevos Soles - USD [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Appreciation rate of Asset (liability) currency to functional currency	10.00%	10.00%
Appreciation of Asset (liability) currency to functional currency	$ 200	$ 200
Currency risk [member] | United States Dolar - Euro [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Appreciation rate of Asset (liability) currency to functional currency	10.00%	10.00%
Appreciation of Asset (liability) currency to functional currency	$ 800	$ 23,100
Currency risk [member] | United States Dolar - MXN [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Appreciation rate of Asset (liability) currency to functional currency	10.00%	10.00%
Appreciation of Asset (liability) currency to functional currency	$ 17,500	$ 800
Currency risk [member] | Chilean Pesos - Euro [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Appreciation rate of Asset (liability) currency to functional currency	10.00%	10.00%
Appreciation of Asset (liability) currency to functional currency	$ 700	$ 18,400
Currency risk [member] | USD - GBP
Disclosure of risk management strategy related to hedge accounting [line items]
Appreciation rate of Asset (liability) currency to functional currency	10.00%	10.00%
Appreciation of Asset (liability) currency to functional currency	$ 0	$ 700
Currency risk [member] | UYU - USD
Disclosure of risk management strategy related to hedge accounting [line items]
Appreciation rate of Asset (liability) currency to functional currency	10.00%	10.00%
Appreciation of Asset (liability) currency to functional currency	$ 0	$ 0
Functional currency [member] | Euro - Colombian Pesos [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Trade receivable not yet due or due	698,000	164,000
TOTAL DEBT WITH THIRD PARTIES	0	0
Financial assets at fair value through profit or loss	782,000	182,000
Financial liabilities at fair value through profit or loss	0	0
Functional currency [member] | Euro - Dirham Moroccan [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Trade receivable not yet due or due	607,000	1,315,000
TOTAL DEBT WITH THIRD PARTIES	0	0
Financial assets at fair value through profit or loss	674,000	1,461,000
Financial liabilities at fair value through profit or loss	0	0
Functional currency [member] | Euro - Peruvian Nuevos Soles [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Trade receivable not yet due or due	467,000	728,000
TOTAL DEBT WITH THIRD PARTIES	0	0
Financial assets at fair value through profit or loss	517,000	809,000
Financial liabilities at fair value through profit or loss	0	0
Functional currency [member] | Euro - USD [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Trade receivable not yet due or due	1,413,000	661,000
TOTAL DEBT WITH THIRD PARTIES	0	0
Financial assets at fair value through profit or loss	1,564,000	735,000
Financial liabilities at fair value through profit or loss	0	0
Functional currency [member] | Chilean Pesos - USD [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Trade receivable not yet due or due	275,711,000	2,961,535,000
TOTAL DEBT WITH THIRD PARTIES	22,805,000	51,000
Financial assets at fair value through profit or loss	306,346,000	3,290,595,000
Financial liabilities at fair value through profit or loss	(25,339,000)	(57,000)
Functional currency [member] | Mexican Pesos - USD [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Trade receivable not yet due or due	55,429,000	897,000
TOTAL DEBT WITH THIRD PARTIES	0	0
Financial assets at fair value through profit or loss	61,588,000	996,000
Financial liabilities at fair value through profit or loss	0	0
Functional currency [member] | Brazilian Reais - USD [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Trade receivable not yet due or due	0	0
TOTAL DEBT WITH THIRD PARTIES	0	0
Financial assets at fair value through profit or loss	0	0
Financial liabilities at fair value through profit or loss	0	0
Functional currency [member] | Guatemalan Quetzal - USD [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Trade receivable not yet due or due	2,353,000	676,000
TOTAL DEBT WITH THIRD PARTIES	0	0
Financial assets at fair value through profit or loss	2,615,000	753,000
Financial liabilities at fair value through profit or loss	0	0
Functional currency [member] | Colombian Pesos - USD [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Trade receivable not yet due or due	84,947,000	835,738,000
TOTAL DEBT WITH THIRD PARTIES	10,594,995,000	9,495,983,000
Financial assets at fair value through profit or loss	94,385,000	923,760,000
Financial liabilities at fair value through profit or loss	(11,772,216,000)	(10,551,093,000)
Functional currency [member] | Peruvian Nuevos Soles - USD [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Trade receivable not yet due or due	4,790,000	19,015,000
TOTAL DEBT WITH THIRD PARTIES	3,114,000	4,160,000
Financial assets at fair value through profit or loss	5,323,000	21,250,000
Financial liabilities at fair value through profit or loss	(3,460,000)	(4,623,000)
Functional currency [member] | United States Dolar - Euro [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Trade receivable not yet due or due	1,000	0
TOTAL DEBT WITH THIRD PARTIES	0	0
Financial assets at fair value through profit or loss	1,000	0
Financial liabilities at fair value through profit or loss	0	0
Functional currency [member] | United States Dolar - MXN [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Trade receivable not yet due or due	7,000	199,000
TOTAL DEBT WITH THIRD PARTIES	0	0
Financial assets at fair value through profit or loss	8,000	221,000
Financial liabilities at fair value through profit or loss	0	0
Functional currency [member] | Chilean Pesos - Euro [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Trade receivable not yet due or due	5,000	7,000
TOTAL DEBT WITH THIRD PARTIES	0	0
Financial assets at fair value through profit or loss	5,000	8,000
Financial liabilities at fair value through profit or loss	0	0
Functional currency [member] | USD - GBP
Disclosure of risk management strategy related to hedge accounting [line items]
Trade receivable not yet due or due	13,095,000	3,000
TOTAL DEBT WITH THIRD PARTIES	0	0
Financial assets at fair value through profit or loss	14,550,000	4,000
Financial liabilities at fair value through profit or loss	0	0
Functional currency [member] | UYU - USD
Disclosure of risk management strategy related to hedge accounting [line items]
Trade receivable not yet due or due	577,000	36,412,000
TOTAL DEBT WITH THIRD PARTIES	0	0
Financial assets at fair value through profit or loss	641,000	40,457,000
Financial liabilities at fair value through profit or loss	0	0
Asset currency [member] | Euro - Colombian Pesos [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Trade receivable not yet due or due	3,610,657,000	738,209,000
Financial assets at fair value through profit or loss	89,000	21,000
Asset currency [member] | Euro - Dirham Moroccan [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Trade receivable not yet due or due	6,985,000	13,822,000
Financial assets at fair value through profit or loss	72,000	165,000
Asset currency [member] | Euro - Peruvian Nuevos Soles [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Trade receivable not yet due or due	1,897,000	3,298,000
Financial assets at fair value through profit or loss	54,000	92,000
Asset currency [member] | Euro - USD [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Trade receivable not yet due or due	1,501,000	749,000
Financial assets at fair value through profit or loss	162,000	83,000
Asset currency [member] | Chilean Pesos - USD [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Trade receivable not yet due or due	321,000	3,483,000
Financial assets at fair value through profit or loss	36,000	387,000
Asset currency [member] | Mexican Pesos - USD [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Trade receivable not yet due or due	2,847,000	44,000
Financial assets at fair value through profit or loss	316,000	5,000
Asset currency [member] | Brazilian Reais - USD [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Trade receivable not yet due or due	0	0
Financial assets at fair value through profit or loss	0	0
Asset currency [member] | Guatemalan Quetzal - USD [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Trade receivable not yet due or due	300,000	88,000
Financial assets at fair value through profit or loss	33,000	10,000
Asset currency [member] | Colombian Pesos - USD [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Trade receivable not yet due or due	18,000	209,000
Financial assets at fair value through profit or loss	2,000	22,000
Asset currency [member] | Peruvian Nuevos Soles - USD [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Trade receivable not yet due or due	1,254,000	4,784,000
Financial assets at fair value through profit or loss	139,000	559,000
Asset currency [member] | United States Dolar - Euro [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Trade receivable not yet due or due	1,000	9,000
Financial assets at fair value through profit or loss	0	2,000
Asset currency [member] | United States Dolar - MXN [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Trade receivable not yet due or due	146,000	176,000
Financial assets at fair value through profit or loss	1,000	22,000
Asset currency [member] | Chilean Pesos - Euro [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Trade receivable not yet due or due	4,000	141,000
Financial assets at fair value through profit or loss	1,000	1,000
Asset currency [member] | USD - GBP
Disclosure of risk management strategy related to hedge accounting [line items]
Trade receivable not yet due or due	327,000	2,000
Financial assets at fair value through profit or loss	1,455,000	0
Asset currency [member] | UYU - USD
Disclosure of risk management strategy related to hedge accounting [line items]
Trade receivable not yet due or due	1,000	815,000
Financial assets at fair value through profit or loss	0	4,046,000
Liabilitity Currency Member [Member] | Euro - Colombian Pesos [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
TOTAL DEBT WITH THIRD PARTIES	0	0
Financial liabilities at fair value through profit or loss	0	0
Liabilitity Currency Member [Member] | Euro - Dirham Moroccan [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
TOTAL DEBT WITH THIRD PARTIES	0	0
Financial liabilities at fair value through profit or loss	0	0
Liabilitity Currency Member [Member] | Euro - Peruvian Nuevos Soles [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
TOTAL DEBT WITH THIRD PARTIES	0	0
Financial liabilities at fair value through profit or loss	0	0
Liabilitity Currency Member [Member] | Euro - USD [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
TOTAL DEBT WITH THIRD PARTIES	0	0
Financial liabilities at fair value through profit or loss	0	0
Liabilitity Currency Member [Member] | Chilean Pesos - USD [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
TOTAL DEBT WITH THIRD PARTIES	27,000	0
Financial liabilities at fair value through profit or loss	(3,000)	0
Liabilitity Currency Member [Member] | Mexican Pesos - USD [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
TOTAL DEBT WITH THIRD PARTIES	0	0
Financial liabilities at fair value through profit or loss	0	0
Liabilitity Currency Member [Member] | Brazilian Reais - USD [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
TOTAL DEBT WITH THIRD PARTIES	0	0
Financial liabilities at fair value through profit or loss	0	0
Liabilitity Currency Member [Member] | Guatemalan Quetzal - USD [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
TOTAL DEBT WITH THIRD PARTIES	0	0
Financial liabilities at fair value through profit or loss	0	0
Liabilitity Currency Member [Member] | Colombian Pesos - USD [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
TOTAL DEBT WITH THIRD PARTIES	2,203,000	2,385,000
Financial liabilities at fair value through profit or loss	(245,000)	(265,000)
Liabilitity Currency Member [Member] | Peruvian Nuevos Soles - USD [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
TOTAL DEBT WITH THIRD PARTIES	815,000	1,041,000
Financial liabilities at fair value through profit or loss	(91,000)	(116,000)
Liabilitity Currency Member [Member] | United States Dolar - Euro [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
TOTAL DEBT WITH THIRD PARTIES	0	0
Financial liabilities at fair value through profit or loss	0	0
Liabilitity Currency Member [Member] | United States Dolar - MXN [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
TOTAL DEBT WITH THIRD PARTIES	0	0
Financial liabilities at fair value through profit or loss	0	0
Liabilitity Currency Member [Member] | Chilean Pesos - Euro [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
TOTAL DEBT WITH THIRD PARTIES	0	0
Financial liabilities at fair value through profit or loss	0	0
Liabilitity Currency Member [Member] | USD - GBP
Disclosure of risk management strategy related to hedge accounting [line items]
TOTAL DEBT WITH THIRD PARTIES	0	0
Financial liabilities at fair value through profit or loss	0	0
Liabilitity Currency Member [Member] | UYU - USD
Disclosure of risk management strategy related to hedge accounting [line items]
TOTAL DEBT WITH THIRD PARTIES	0	0
Financial liabilities at fair value through profit or loss	$ 0	$ 0